DEBT (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 29, 2013 Asset-backed notes U.S. retail loan contracts	Jul. 15, 2013 U.S. wholesale committed asset-backed facility	Jul. 14, 2013 U.S. wholesale committed asset-backed facility	Aug. 15, 2013 Asset-backed notes	Dec. 31, 2012 Committed Asset-Backed Facilities	Dec. 31, 2011 Committed Asset-Backed Facilities	Dec. 31, 2011 Commercial Revolving Accounts
Debt
Maximum borrowing capacity	$ 11,956,286	$ 10,573,586		$ 200,000	$ 250,000		$ 3,940,460	$ 3,417,250	$ 200,000
Debt issued			$ 755,500			$ 367,300